Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Loss (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0
Parent Company
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0